Loans Payable - Summary of Outstanding Borrowings from Asset-Backed Debt Securities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Total carrying amount	¥ 12,600	$ 2,000	¥ 6,500
Asset-backed Securities [Member] | iQIYI [Member]
Debt Instrument [Line Items]
Short-term loans	763	120	0
Long-term loans, current portion	0	0	498
Total carrying amount	¥ 763	$ 120	¥ 498